Consolidated Statement of Income ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 INR (₨) ₨ / shares	Mar. 31, 2018 USD ($) $ / shares	Mar. 31, 2017 INR (₨) ₨ / shares	Mar. 31, 2016 INR (₨) ₨ / shares
Revenue
- Rendering of services	₨ 19,109,169	$ 293,806	₨ 17,033,322	₨ 14,098,582
- Sale of products	1,576,444	24,238	1,398,698	936,314
Total	20,685,613	318,044	18,432,020	15,034,896
Cost of goods sold and services rendered
- Rendering of services	(12,103,596)	(186,095)	(9,806,582)	(8,288,714)
- Sale of products	(1,331,354)	(20,470)	(2,063,639)	(815,150)
Total	(13,434,950)	(206,565)	(11,870,221)	(9,103,864)
Other income	189,738	2,918	145,872	104,885
Selling, general and administrative expenses	(4,394,814)	(67,571)	(3,991,273)	(3,479,287)
Depreciation and amortization	(1,754,537)	(26,976)	(1,758,776)	(1,598,037)
Profit from operating activities	1,291,050	19,850	957,622	958,593
Finance income	129,325	1,988	122,584	45,437
Finance expenses	(496,780)	(7,638)	(437,109)	(565,712)
Net finance income / (expense)	(367,455)	(5,650)	(314,525)	(520,275)
Profit before tax	923,595	14,200	643,097	438,318
Income tax (expense) / benefit	(194)	(3)	(698)	135
Profit for the year	923,401	14,197	642,399	438,453
Attributable to:
Equity holders of the Company	923,401	14,197	642,399	438,453
Non-controlling interest		0	0	0
Profit for the year	₨ 923,401	$ 14,197	₨ 642,399	₨ 438,453
Earnings per share
Basic earnings per share | (per share)	₨ 6.14	$ 0.09	₨ 4.45	₨ 3.11
Diluted earnings per share | (per share)	₨ 6.11	$ 0.09	₨ 4.45	₨ 3.1